Annual Total Returns- Vanguard Explorer Value Fund (Investor) [BarChart] - Investor - Vanguard Explorer Value Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(2.36%)	18.66%	38.15%	4.80%	(2.77%)	20.67%	13.27%	(13.04%)	26.91%